Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084

Kayne Anderson Renewable Infrastructure Fund
a series of Series Portfolios Trust (the “Trust”)

Supplement dated July 28, 2021 to the
Prospectus dated April 30, 2021

This supplement amends the Prospectus for the Kayne Anderson Renewable Infrastructure Fund (the “Fund”) dated April 30, 2021.

Effective August 1, 2021, Kayne Anderson Capital Advisors, L.P. (the “Adviser”) has contractually agreed to lower its management fee from 1.00% to 0.85% of the Fund’s average daily net assets. Also effective August 1, 2021, to reduce the Fund’s Total Annual Fund Operating Expenses, the Adviser has contractually agreed, pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Fund, to reduce the Fund’s operating expense limit by 0.30% so that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, front-end or contingent deferred loads, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), other transactional expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of the Fund’s average daily net assets through at least August 1, 2022.

The “Fees and Expenses of the Fund” table and “Example” in the section titled “Summary Section” on page 1 of the Fund’s Prospectus are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retail Class	Class I
Management Fees	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses(1)	1.02%	1.02%
Total Annual Fund Operating Expenses	2.12%	1.87%
Fee Waiver and/or Expense Reimbursement(2)	(0.86)%	(0.86)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.26%	1.01%
(1)“Other Expenses” includes Acquired Fund Fees and Expenses that did not exceed 0.01% of the Fund’s average net assets. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(2)Kayne Anderson Capital Advisors, L.P. (the “Adviser”) has contractually agreed to waive its management fees, and/or reimburse Fund operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, front-end or contingent deferred loads, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), other transactional expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least August 1, 2022 and may be terminated at any time thereafter upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after recoupment has been taken into account, the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap through August 1, 2022). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class	$128	$558	$1,037	$2,361
Class I	$103	$481	$908	$2,097

The last sentence in the first full paragraph on page 16 of the Fund’s Prospectus, under the section titled “Management of the Fund - Investment Advisor” is hereby deleted and replaced with the following:

For its services, the Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.85% of the Fund’s average daily net assets.

The third full paragraph on page 16 of the Fund’s Prospectus, under the section titled “Management of the Fund - Investment Advisor” is hereby deleted and replaced with the following:

The Adviser has contractually agreed to waive its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, front-end or contingent deferred loads, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), other transactional expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of the average daily net assets of the Fund, also referred to herein as the Expense Cap. The Expense Cap will remain in effect for an initial two-year term ending August 1, 2022, and may be terminated at any time thereafter upon 60 days’ written notice by the Board or the Adviser, with consent of the Board. The Adviser may also voluntarily waive additional management fees or absorb certain Fund expenses at its discretion. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after recoupment has been taken into account, the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

Please retain this supplement future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084

Kayne Anderson Renewable Infrastructure Fund
a series of Series Portfolios Trust (the “Trust”)

Supplement dated July 30, 2021 to the
Statement of Additional Information (“SAI”) dated April 30, 2021

This supplement amends the SAI for the Kayne Anderson Renewable Infrastructure Fund (the “Fund”) dated April 30, 2021.

Effective August 1, 2021, Kayne Anderson Capital Advisors, L.P. (the “Adviser”) has contractually agreed to lower its management fee from 1.00% to 0.85% of the Fund’s average daily net assets. Also effective August 1, 2021, to reduce the Fund’s Total Annual Fund Operating Expenses, the Adviser has contractually agreed, pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Fund, to reduce the Fund’s operating expense limit by 0.30% so that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, front-end or contingent deferred loads, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), other transactional expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of the Fund’s average daily net assets through at least August 1, 2022.

The second sentence, under the section titled “THE FUND’S INVESTMENT ADVISER” on page B-31 of the Fund’s SAI is hereby deleted and replaced with the following:

As compensation, the Fund will pay the Adviser a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.85%.

The following information hereby replaces the second paragraph in the section titled “THE FUND’S INVESTMENT ADVISER” in the Fund’s SAI on page B-31:

In addition, the Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, front-end or contingent deferred loads, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), other transactional expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) in order to limit the Total Annual Fund Operating Expenses to 1.00% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least August 1, 2022 and may be terminated at any time thereafter upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. The Adviser may also voluntarily waive additional management fees or absorb certain Fund expenses at its discretion. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of the recoupment. Recoupment amounts may also include organizational expenses incurred prior to the commencement of operations subject to recoupment within three fiscal years of the date of such reimbursement.

Please retain this Supplement with the SAI.